Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2011
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value
The following table represents Post's assets and liabilities measured at fair value on a recurring basis and the basis for that measurement according to the levels in the fair value hierarchy in ASC Topic 820:

	September 30, 2011			September 30, 2010
	Total	Level 1	Level 2	Total	Level 1	Level 2
Deferred compensation investment	$0.8	$0.8	$—	$0.3	$0.3	$—
Deferred compensation liabilities	0.8	—	0.8	0.3	—	0.3